Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2013
Business Combination Disclosure [Text Block]
Note 3 - Acquisitions

On November 14, 2012, we acquired all outstanding shares of privately-held Exentra Transport Solutions Limited (“Exentra”), a leading UK-based provider of software-as-a-service (“SaaS”) driver compliance solutions for the European Union. The total purchase price for the acquisition was $16.6 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $0.8 million of revenues and $0.1 million of net loss from Exentra since the date of acquisition in our consolidated statements of operations for 2013.

On June 15, 2012, we acquired substantially all of the assets of Integrated Export Systems, Ltd. and IES Asia Limited (collectively referred to as “IES”). IES provides SaaS solutions that help freight forwarders, non-vessel operating common carriers and custom brokers manage their businesses. The total purchase price for the acquisition was $33.9 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.2 million. We have recognized $6.4 million of revenues and $2.0 million of net income from IES since the date of acquisition in our consolidated statements of operations for 2013.

On June 1, 2012, we acquired all outstanding shares of privately-held Infodis B.V. (“Infodis”), a Netherlands-based provider of SaaS transportation management solutions that enable its clients to manage both inbound and outbound purchased transportation. The total purchase price for the acquisition was $3.7 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $2.2 million of revenues and $0.2 million of net income from Infodis since the date of acquisition in our consolidated statements of operations for 2013.

The preliminary purchase price allocations for businesses we acquired during fiscal 2013 are as follows:

	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred tax liability	(3,112)	-	(565)	(3,677)
Net tangible assets (liabilities) assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Exentra	IES	Infodis
Customer agreements and relationships	12 years	10 years	6 years
Non-compete covenants	N/A	5 years	N/A
Existing technology	10 years	8 years	5 years

The goodwill on the Infodis, IES and Exentra acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Infodis and Exentra acquisition are not deductible for tax purposes. The goodwill arising from the IES acquisition is deductible for tax purposes.

On January 20, 2012, we acquired all outstanding shares of privately-held GeoMicro, Inc. (“GeoMicro”), a leading California-based provider of advanced geographic information systems and commercial turn-by-turn navigation. GeoMicro’s platform enables advanced routing, navigation, field service, and spatial data business intelligence solutions. The total purchase price for the acquisition was $2.7 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $0.4 million of revenues and a $0.4 million net income from GeoMicro since the date of acquisition in our consolidated statements of operations for 2012.

On November 2, 2011, we acquired all outstanding shares of privately-held InterCommIT BV (“InterCommIT”), a provider of business-to-business integration-as-a-service. InterCommIT is a SaaS provider of electronic data management services that enable its clients to seamlessly exchange data electronically. The total purchase price for the acquisition was $13.6 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.6 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $1.2 million with a fair value of $1.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $1.5 million of revenues and a $0.1 million net loss from InterCommIT since the date of acquisition in our consolidated statements of operations for 2012.

On June 10, 2011, we acquired all outstanding shares of privately-held Telargo Inc. (“Telargo”), a provider of telematics solutions. Telargo is a SaaS provider of mobile resource management applications (“MRM”) telematics solutions that enable its clients to monitor and manage mobile assets and help fleet owners comply with various transportation regulations. The total purchase price for the acquisition was $9.3 million, including $5.0 million in cash, net of cash acquired, and $4.3 million to repay financial liabilities. We also incurred acquisition-related costs, primarily for advisory services, of $0.5 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $2.3 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $1.2 million. We have recognized $2.4 million of revenues and a $1.3 million net loss from Telargo since the date of acquisition in our consolidated statements of operations in 2012.

The final purchase price allocations for businesses we acquired during fiscal 2012 are as follows:

	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Deferred tax asset	715	4	2,344	3,063
Capital assets	29	87	381	497
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible (liabilities) assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships	4 years	7 years	6 years
Non-compete covenants	5 years	7 years	6 years
Existing technology	4 years	5 years	n/a
Trade names	2 years	2 years	n/a

The goodwill on the Telargo, InterCommIT and GeoMicro acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Telargo, InterCommIT and GeoMicro acquisitions is not deductible for tax purposes.

On June 16, 2010, we acquired all outstanding shares of privately-held Belgian-based Routing International NV (“Routing International”), a developer and distributor of optimized route planning solutions. Routing International’s solutions join Descartes’ MRM 2.0 solution suite, which combines optimized real-time planning with wireless mobile technology to manage resources in motion. The purchase price for the acquisition was $3.9 million in cash. We also incurred acquisition-related costs, primarily for advisory services included in other charges in 2011, of $0.2 million. The gross contractual amount of trade accounts receivable acquired was $1.4 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.4 million. We have recognized $1.8 million of revenues and $0.2 million of net income before amortization expense of $0.3 million from Routing International NV since the date of acquisition in our consolidated statements of operations for 2011.

On April 19, 2010, we purchased all outstanding shares of privately-held 882976 Ontario Inc., doing business as Imanet (“Imanet”), a provider of enterprise and on-demand technology solutions to customs brokers, freight forwarders, exporters and self-clearing importers. Imanet’s solutions focus on enabling members of the international trade community to communicate with Canada Border Services Agency (“CBSA”). Leading customs brokers, freight forwarders and Canadian importers manage their shipments and interactions with CBSA using Imanet’s solutions. Imanet’s solutions complement Descartes’ Global Trade and Compliance solutions. The purchase price for the acquisition was $5.8 million in cash. We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $0.6 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.2 million. We have recognized $2.5 million of revenues and $0.5 million of net income before amortization expense of $0.7 million from Imanet since the date of acquisition in our consolidated statements of operations for 2011.

On March 19, 2010, we acquired 96.17% of the outstanding shares of Zemblaz NV (NYSE Alternext Brussels: ALPTH) (formerly denominated Porthus NV, “Porthus”), a provider of global trade management solutions, at EUR 12.50 per share. Porthus’ solutions complement those of Descartes and grow our presence in the Europe, Middle East and Africa regions. The purchase price for the acquisition was $39.1 million in cash. We also incurred acquisition-related costs, primarily for brokerage and advisory services, of $1.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $6.9 million with a fair value of $6.6 million at the date of acquisition. Our acquisition date estimate of the contractual cash flows not expected to be collected is $0.3 million. We have recognized $19.1 million of revenues and $3.9 million of net income before amortization expense of $3.9 million from Porthus since the date of acquisition in our consolidated statements of operations for 2011.

On April 16, 2010, we purchased the remaining 3.83% of the Porthus shares at EUR 12.50 per share, and all outstanding warrants at a price of EUR 12.33 per warrant issued pursuant to Porthus’ 2000 warrant plan and a price of EUR 20.76 per warrant issued pursuant to its 2001 warrant plan. The purchase price for the remaining shares and warrants was $1.8 million in cash.

The fair value of the non-controlling interest in Porthus was determined based on active market prices for the 3.83% shares not acquired as part of the March 19, 2010 acquisition. The excess of the $1.8 million purchase-price consideration when this non-controlling interest was acquired on April 16, 2010 and the fair value of the non-controlling interest in Porthus was recorded to additional paid-in capital.

The final purchase price allocations for businesses we acquired during fiscal 2011 are as follows:

	Routing International	Imanet	Porthus	Total
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	4,339	5,973	39,137	49,449
Net working capital adjustments	(491)	(216)	-	(707)
	3,848	5,757	39,137	48,742
Allocated to:
Current assets	1,686	797	14,108	16,591
Current deferred tax asset	136	-	755	891
Investment in affiliate	-	-	544	544
Capital assets	62	161	1,813	2,036
Current liabilities	(719)	(471)	(7,582)	(8,772)
Deferred revenue	(956)	(245)	(1,838)	(3,039)
Deferred income tax liability	(536)	(1,115)	(6,496)	(8,147)
Other long term liabilities	(137)	(70)	(241)	(448)
Net tangible assets (liabilities) assumed	(464)	(943)	1,063	(344)
Finite life intangible assets acquired:
Customer agreements and relationships	592	2,198	10,838	13,628
Existing technology	1,168	1,984	12,053	15,205
Non-compete covenants	-	196	281	477
Trade names	-	109	822	931
Goodwill	2,552	2,213	15,878	20,643
Non-controlling interest	-	-	(1,798)	(1,798)
	3,848	5,757	39,137	48,742

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Routing International	Imanet	Porthus
Customer agreements and relationships	5 years	8 years	7 years
Non-compete covenants	n/a	5 years	5 years
Existing technology	4 years	4 years	5 years
Trade names	n/a	3 years	2 years

The goodwill on the Porthus, Imanet and Routing International acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Porthus, Imanet and Routing International acquisitions is not deductible for tax purposes.

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the tables above represent our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we engage third-party valuation specialists. The valuation of the acquired net assets of Infodis, IES and Exentra are preliminary as we finalize the net tangible assets and liabilities assumed. The preliminary purchase price may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation for Infodis, IES and Exentra will be completed within one year from the acquisition date.

No in-process research and development was acquired in the above transactions.

As required by GAAP, the financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Porthus as of the beginning of each of the periods presented. The pro forma results of operations for the Infodis, Exentra, Telargo, InterCommIT, GeoMicro, Imanet and Routing International transactions have not been included in the table below as they are not material to our consolidated financial statements. The pro forma results of operations for the IES transaction have not been presented as this disclosure is considered impracticable since IES has not been audited in the past and historic financial statements would not be auditable due to the use of cash based accounting.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisition of Porthus occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations

Year Ended	January 31,
2011

Revenues	102,519
Net income	12,230
Earnings per share
Basic	0.20
Diluted	0.19